Deposits for Business Acquisition	12 Months Ended
Dec. 31, 2024
Deposits for Business Acquisition [Abstract]
DEPOSITS FOR BUSINESS ACQUISITION

NOTE 6 – DEPOSITS FOR BUSINESS ACQUISITION

On August 31, 2024, the Company made prepayments in aggregate of $18,520,126 to Sunflower Energy Holding Limited (“Sunflower”) as deposits to secure potential business acquisitions. Subsequently on April 25, 2025, the Company completed a business acquisition of 51% equity interest in MeinMalzeBier Holdings Limited (“MeinMalzeBier”), which was controlled by a shareholder of the Sunflower. In connection with the acquisition of MeinMalzeBier, the Company is obligated to pay cash consideration of $3,978,000, which was deducted from the deposit made by the Company. In addition, the Company issued 4,680,000 Class A ordinary shares as part of its purchase consideration (Note 17) on April 25, 2025.